Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	1.707%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,310,046.29

Principal:
Principal Collections	$17,597,667.04
Prepayments in Full	$7,965,874.09
Liquidation Proceeds	$252,813.39
Recoveries	$88,657.18
Sub Total	$25,905,011.70
Collections	$27,215,057.99

Purchase Amounts:
Purchase Amounts Related to Principal	$442,281.45
Purchase Amounts Related to Interest	$2,213.25
Sub Total	$444,494.70

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,659,552.69

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	32
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,659,552.69
Servicing Fee	$393,291.41	$393,291.41	$0.00	$0.00	$27,266,261.28
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,266,261.28
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$27,266,261.28
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$27,266,261.28
Interest - Class A-3 Notes	$182,133.36	$182,133.36	$0.00	$0.00	$27,084,127.92
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$26,909,551.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,909,551.09
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$26,815,592.09
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,815,592.09
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$26,747,726.67
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,747,726.67
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$26,664,507.09
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,664,507.09
Regular Principal Payment	$25,074,866.75	$25,074,866.75	$0.00	$0.00	$1,589,640.34
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,589,640.34
Residual Released to Depositor	$0.00	$1,589,640.34	$0.00	$0.00	$0.00
Total		$27,659,552.69

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$25,074,866.75
Total					$25,074,866.75
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,074,866.75	$42.66	$182,133.36	$0.31	$25,257,000.11	$42.97
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$25,074,866.75	$13.34	$601,754.19	$0.32	$25,676,620.94	$13.66

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$188,413,822.30	0.3205407	$163,338,955.55	0.2778819
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$449,973,822.30	0.2394293	$424,898,955.55	0.2260870

Pool Information
Weighted Average APR	3.473%	3.476%
Weighted Average Remaining Term	29.87	29.07
Number of Receivables Outstanding	38,746	37,683
Pool Balance	$471,949,688.76	$445,391,005.24
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$449,973,822.30	$424,898,955.55
Pool Factor	0.2430978	0.2294177

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$9,706,990.56
Yield Supplement Overcollateralization Amount	$20,492,049.69
Targeted Overcollateralization Amount	$20,492,049.69
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$20,492,049.69

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		113	$300,047.55
(Recoveries)		147	$88,657.18
Net Loss for Current Collection Period			$211,390.37
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5375%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4977%
Second Prior Collection Period			0.6523%
Prior Collection Period			0.6260%
Current Collection Period			0.5531%
Four Month Average (Current and Prior Three Collection Periods)			0.5823%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,998	$14,751,079.42
(Cumulative Recoveries)			$2,064,615.95
Cumulative Net Loss for All Collection Periods			$12,686,463.47
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6535%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,951.40
Average Net Loss for Receivables that have experienced a Realized Loss			$2,538.31

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.87%	550	$8,331,603.19
61-90 Days Delinquent	0.25%	70	$1,094,361.76
91-120 Days Delinquent	0.05%	13	$223,704.41
Over 120 Days Delinquent	0.23%	52	$1,008,720.95
Total Delinquent Receivables	2.39%	685	$10,658,390.31

Repossession Inventory:
Repossessed in the Current Collection Period		26	$534,020.09
Total Repossessed Inventory		46	$917,986.75

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3433%
Prior Collection Period			0.3484%
Current Collection Period			0.3583%
Three Month Average			0.3500%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	32

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 6, 2017
SERVICER CERTIFICATION

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer